Property, Plant, & Equipment	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Property, Plant, & Equipment
NOTE 4 – PROPERTY, PLANT, & EQUIPMENT

The Company’s property, plant, and equipment consisted of the following at the respective balance sheet dates:

	March 31, 2021	September 30, 2020

Land	$114,200	$114,200
Building	305,800	305,800
Machinery and equipment	66,264	66,264
Computer/office equipment	38,785	38,785
	525,049	525,049
Less accumulated depreciation	(65,188)	(54,988)
Property, plant, and equipment, net	$459,861	$470,061

Depreciation and amortization expense was $10,200 and $10,184 for the six months ended March 31, 2021 and 2020, respectively.

NOTE 4 – PROPERTY, PLANT, & EQUIPMENT

The Company’s property, plant, and equipment consisted of the following at the respective balance sheet dates:

	September 30, 2020	September 30, 2019
Land	$114,200	$114,200
Building	305,800	305,800
Machinery and equipment	66,264	66,264
Computer/office equipment	38,785	38,785
	525,049	525,049
Less accumulated depreciation	(54,988)	(39,536)
Property, plant, and equipment, net	$470,061	$485,513

Depreciation and amortization expense was $15,452 and $17,420 for the years ended September 30, 2020 and 2019, respectively.